Share Capital (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended			3 Months Ended			6 Months Ended			12 Months Ended
		Feb. 28, 2018	Dec. 28, 2017	Dec. 06, 2017	Sep. 14, 2017	Jun. 05, 2017	May 09, 2017	Jan. 05, 2017	Dec. 27, 2016	Dec. 16, 2016	Nov. 28, 2016	May 02, 2016	Nov. 30, 2017	May 31, 2017	Sep. 30, 2014	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Mar. 31, 2017	Oct. 08, 2015
Preferred stock, par value																$ 0.01			$ 0.01			$ 0.01		$ 0.01
Authorized capital stock																221,000,000			221,000,000			221,000,000
Common stock, shares authorized																220,000,000			220,000,000			220,000,000		220,000,000
Common stock, par value																$ 0.01			$ 0.01			$ 0.01		$ 0.01
Preferred stock, shares authorized																1,000,000			1,000,000			1,000,000		1,000,000
Common stock, shares issued																2,224,569	[1]		2,224,569	[1]		2,013,193	[2],[3]	1,067,777	[2]
Common stock, shares outstanding																2,224,569	[1]		2,224,569	[1]		2,013,193	[1],[2]	1,067,777	[2]
Preferred stock, shares issued																1,001			1,001			4,001		9,736
Preferred stock, shares outstanding																1,001			1,001			4,001		9,736
Reverse stock splits											2,442,646
Proceeds from issuance of shares																		$ 9,414			$ 12,704	$ 12,702
Number of stock options granted	[4]																					272,090	[5]	96,482	[5]
Weighted-average exercise price per share, granted	[4]																					$ 16.5	[5]		[5],[6]
Stock-based employee compensation																			$ 822			$ 254		$ 675
Number of option exercised	[4]																		2,487			31,453	[5]		[5]
Number of shares issued during period
Loss on extinguishment of convertible note																		$ 2,364			2,364	$ 2,364
Repurchase of common stock																$ 500			$ 500			$ 500
Fair market value percentage																25.00%			25.00%			25.00%
Temporary equity value																			$ 500			$ 500
General and Administrative Expense [Member]
Stock-based employee compensation																						253		676
Number of shares issued for services, value																								$ 7,258
Microbot Israel [Member]
Common stock, par value											$ 0.01
Loan bears interest rate																											10.00%
Microbot Israel [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			675			675
Alpha Capital [Member]
Preferred stock, par value										$ 0.01
Rights to acquire shares of common stock										655,967
Designated preferred stock										9,736
Number of shares issued during period										655,967
Common stock shares issued and outstanding reduced during the period										1,786,684
Board of Directors [Member]
Common stock, par value												$ 0.001
Number of stock options granted			66,036	12,698
Weighted-average exercise price per share, granted			$ 15.3	$ 15.75
Stock option vested term			3 years	3 years
Board of Directors [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			41		0	5
Board of Directors [Member] | Microbot Israel [Member]
Common stock, par value												$ 0.001
Number of stock options granted												33,333			26,906
Number of stock option granted as adjustment of reflect merger												96,482			77,846
Weighted-average exercise price per share, granted												$ 20.25			$ 12
Stock option merger retroactively adjusted exercise price per share												$ 7.05			$ 4.2
Harel Gadot [Member]
Number of stock options granted					120,848
Weighted-average exercise price per share, granted					$ 15.75
Harel Gadot [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			339		0	156
Hezi Himelfarb [Member]
Number of stock options granted					72,508
Weighted-average exercise price per share, granted					$ 19.35
Stock option vested term					3 years
Hezi Himelfarb [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			231		0	92
Employees [Member]
Common stock, par value		$ 0.001
Number of stock options granted			66,036
Number of option exercised		2,487
Employees and Directors [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																			$ 211		$ 211	$ 95
Employees and Consultant [Member]
Number of option exercised													31,453
Employees and Consultant [Member] | NIS [Member]
Common stock, par value													$ 0.001
Advisors [Member] | Restricted Stock [Member]
Common stock price per share																$ 19.2			$ 19.2			$ 19.2
Number of shares issued for services																			525,706			525,706
Number of shares issued for services, value																			$ 10,000			$ 10,000
Advisors [Member] | General and Administrative Expense [Member] | Restricted Stock [Member]
Stock-based employee compensation																			$ 7,300			7,300
Consultant [Member]
Stock-based employee compensation																						$ 225
Number of shares issued for services																						8,085
Purchaser [Member]
Number of common stock shares sold during the period								47,163
Common stock price per share								$ 74
Proceeds from issuance of shares								$ 3,500
Placement agent fee								$ 210
Investor [Member]
Number of common stock shares sold during the period						252,658
Common stock price per share						$ 40
Proceeds from issuance of shares						$ 10,125
Placement agent fee						$ 922
Minimum [Member]
Common stock, shares authorized											200,000,000
Minimum [Member] | Harel Gadot [Member]
Stock option vested term					3 years
Maximum [Member]
Common stock, shares authorized											220,000,000
Maximum [Member] | Harel Gadot [Member]
Stock option vested term					5 years
Warrant [Member]
Cashless exercise warrants																		52			52					51
Common Stock [Member]
Conversion of stock into shares	[1]																		202,151			605,705	[7]
Cashless exercise warrants																										24
Common stock, shares issued																						2,734,300
Common stock, shares outstanding																						2,734,300
Rights to acquire shares of common stock									655,962
Number of option exercised	[1]																		2,487			31,787	[7]
Number of shares issued during period	[1],[7]																					299,815
Common Stock [Member] | Employees [Member]
Number of stock options granted			66,036
Series A Convertible Preferred Stock [Member]
Conversion of stock into shares																			3,000			8,990
Preferred stock, shares issued																2,464			2,464			4,001
Preferred stock, shares outstanding																2,464			2,464			4,001
Before Reverse Split [Member]
Reverse stock splits											36,254,240
Before Reverse Split [Member] | Alpha Capital [Member]
Rights to acquire shares of common stock										9,736,000
Number of shares issued during period										9,735,925
Common stock shares issued and outstanding reduced during the period										26,518,315
Before Reverse Split [Member] | Board of Directors [Member]
Number of stock options granted			990,543	190,475
Weighted-average exercise price per share, granted			$ 1.02	$ 1.05
Before Reverse Split [Member] | Board of Directors [Member] | Microbot Israel [Member]
Number of stock options granted												500,000			403,592
Number of stock option granted as adjustment of reflect merger												96,482			77,846
Weighted-average exercise price per share, granted												$ 1.35			$ 0.8
Stock option merger retroactively adjusted exercise price per share												$ 7.05			$ 4.2
Before Reverse Split [Member] | Harel Gadot [Member]
Number of stock options granted					1,812,721
Weighted-average exercise price per share, granted					$ 1.05
Before Reverse Split [Member] | Hezi Himelfarb [Member]
Number of stock options granted					1,087,627
Weighted-average exercise price per share, granted					$ 1.29
Before Reverse Split [Member] | Employees [Member]
Number of stock options granted			990,543
Number of option exercised		37,300
Before Reverse Split [Member] | Employees and Consultant [Member]
Number of option exercised													471,794
Before Reverse Split [Member] | Advisors [Member] | Restricted Stock [Member]
Common stock price per share																$ 1.28			$ 1.28			$ 1.28
Number of shares issued for services																			7,802,639			7,802,639
Before Reverse Split [Member] | Consultant [Member]
Number of shares issued for services																						120,000
Before Reverse Split [Member] | Purchaser [Member]
Number of common stock shares sold during the period								700,000
Common stock price per share								$ 5.00
Before Reverse Split [Member] | Investor [Member]
Number of common stock shares sold during the period						3,750,000
Common stock price per share						$ 2.70
Before Reverse Split [Member] | Warrant [Member]
Cashless exercise warrants																		768			768					768
Before Reverse Split [Member] | Common Stock [Member]
Conversion of stock into shares																						8,990,000
Cashless exercise warrants																										359
Common stock, shares issued																						40,583,127
Common stock, shares outstanding																						40,583,127
Rights to acquire shares of common stock									9,735,925
Series A Convertible Preferred Stock [Member]
Preferred stock, par value														$ 0.01										$ 0.01
Conversion of stock into shares														67										67
Series A Convertible Preferred Stock [Member]
Preferred stock, par value														$ 0.01										$ 0.01
Conversion of stock into shares														1,000					202,151			8,990		1,000
Designated preferred stock									656
Number of common stock shares converted upon conversion																						605,705
Series A Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Loan bears interest rate							6.00%
Debt maturity date							Nov. 28, 2016
Debt instrument face amount							$ 2,029
Series A Convertible Preferred Stock [Member] | Alpha Capital [Member] | Securities Purchase Agreement [Member]
Number of shares issued during period							3,254
Loss on extinguishment of convertible note							$ 2,360
Series A Convertible Preferred Stock [Member] | Before Reverse Split [Member]
Conversion of stock into shares														1,000					3,000,000					1,000
Designated preferred stock									9,736
Number of common stock shares converted upon conversion																						8,990,000
Common Stock [Member]
Cashless exercise warrants																		24			24					24
Common Stock [Member] | Before Reverse Split [Member]
Cashless exercise warrants																		359			359					359
Series A Preferred Shares [Member]
Designated preferred stock									9,736

[1]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.
[2]	December 31 2017 and 2016 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.
[3]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018.
[4]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[5]	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[6]	Less than 1
[7]	December 31 2017, 2016 and 2015 share data represent the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.